Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contingencies
(17)	Contingencies

Various legal claims can arise from time to time all of which are considered incidental to the normal conduct of business. Contingent liabilities in connection with outstanding legal proceedings or other claims are assessed utilizing the latest information available. When it becomes probable that a loss will be incurred and the amount of the loss is reasonably estimable, a liability is recorded in the consolidated financial statements. Where a loss is not probable or the amount of the loss is not estimable, reserves are not accrued. Based on current information available, management believes that any liabilities arising from legal proceedings and other claims will not have a material adverse effect on the Company’s financial statements.